Executive Share-Based Compensation - Summary of Share-Based Compensation Programs (Parenthetical) (Detail)	Dec. 31, 2025
ADR [Member] | Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage share based compensation payout	100.00%